Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Components Of Other Comprehensive Income And The Related Income Tax Effects) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Derivative instruments accounted for as hedges	$ 6	$ (1)
Change in unrealized fair value of derivatives designated as cash flow hedges, Income taxes	(1)	0
Derivative instruments accounted for as hedges, net of tax	5	(1)
Adjustment for hedged itemes recognized in the period, Amount	0	6
Adjustment for hedged itemes recognized in the period, Income taxes	0	(1)
Change in unrealized fair value of derivatives designated as cash flow hedges, Net	0	5
Items that may subsequently be reclassified to net income, Amount	6	5
Items that may subsequently be reclassified to net income, Income taxes	(1)	(1)
Items that may subsequently be reclassified to net income, Net	5	4
Remeasurements on employee benefit plans, Amount	63	48
Remeasurements on employee benefit plans, Income taxes	(16)	(12)
Remeasurements on employee benefit plans, Net	47	36
Other comprehensive income, Amount	69	53
Other comprehensive income, Income taxes	(17)	(13)
Other comprehensive income (loss)	$ 52	$ 40